Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Financial Assets [Abstract]
Other Financial Assets
(1)	Other financial assets as of December 31, 2020 and 2021 are as follows:

			2020		2021
			Current	Non-current	Current	Non-current
			In millions of won
Loans	￦		78,806	762,555	88,406	903,397
Less: Allowance for doubtful accounts			(1)	(20,266)	(10)	(52,667)
Less: Present value discount			(842)	(30,090)	(807)	(29,248)

			77,963	712,199	87,589	821,482

Long-term / short-term financial instruments			1,483,482	578,621	1,278,014	450,494

		￦	1,561,445	1,290,820	1,365,603	1,271,976

Loans and receivables

(2)	Loans as of December 31, 2020 and 2021 are as follows:

		2020
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	33,864	—	(842)	33,022
Loans for housing		21,988	—	—	21,988
Fisheries loan		3,816	—	—	3,816
Other loans		19,138	(1)	—	19,137

		78,806	(1)	(842)	77,963

Long-term loans
Loans for tuition		420,274	(9,091)	(30,090)	381,093
Loans for housing		237,100	—	—	237,100
Loans for related parties		50,682	(1,047)	—	49,635
Other loans		54,499	(10,128)	—	44,371

		762,555	(20,266)	(30,090)	712,199

	￦	841,361	(20,267)	(30,932)	790,162

		2021
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	28,975	—	(807)	28,168
Loans for housing		25,750	—	—	25,750
Other loans		33,681	(10)	—	33,671

		88,406	(10)	(807)	87,589

Long-term loans
Loans for tuition		431,002	(37,783)	(29,248)	363,971
Loans for housing		282,833	—	—	282,833
Loans for related parties		150,541	(14,861)	—	135,680
Fisheries loan		203	—	—	203
Other loans		38,818	(23)	—	38,795

		903,397	(52,667)	(29,248)	821,482

	￦	991,803	(52,677)	(30,055)	909,071

Changes in the allowance for doubtful accounts of loans and receivables
(3)	Changes in the allowance for doubtful accounts of loans for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Beginning balance	￦	4,952	15,094	20,267
Bad debt expense		10,142	5,173	30,942
Other		—	—	1,468

Ending balance	￦	15,094	20,267	52,677

Long-term and short-term financial instruments
(4)	Long-term and short-term financial instruments as of December 31, 2020 and 2021 are as follows:

		2020		2021
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	996,265	160,433	976,899	103,607
CD		50,000	—	—	—
RP		203,008	—	—	—
Others		234,209	418,188	301,115	346,887

	￦	1,483,482	578,621	1,278,014	450,494